Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 11,048,118	$ 11,479,646
Less: accumulated depreciation	(6,003,246)	(3,708,619)
Property and equipment, net	$ 5,044,872	7,771,027
WiFi equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Total property and equipment	$ 8,711,424	8,367,678
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Total property and equipment		43,246
Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 170,242	416,434
Office and other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years
Office and other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Construction-in-progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,166,452	$ 2,652,288